Document and Entity Information	May 07, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	DEVON ENERGY CORP/DE
Entity Incorporation State Country Code	DE
Entity File Number	001-32318
Entity Tax Identification Number	73-1567067
Entity Address Address Line 1	THREE MEMORIAL CITY PLAZA
Entity Address Address Line 2	840 GESSNER ROAD
Entity Address Address Line 3	SUITE 1400
Entity Address City Or Town	HOUSTON
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77024
City Area Code	281
Local Phone Number	589-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	DVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001090012
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	333 W. SHERIDAN AVE.
Entity Address Address Line 2	840 GESSNER ROAD
Entity Address Address Line 3	SUITE 1400
Entity Address City Or Town	Oklahoma CITY
Entity Address State Or Province	OK
Entity Address Postal Zip Code	73102-5015